Pzena International Value Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Brazil - 1.5%
Ambev S.A.	495,500	$1,290,304
Banco do Brasil S.A.	151,600	639,873
		1,930,177

Canada - 1.7%
Magna International, Inc.	25,582	1,251,961
Magna International, Inc. (c)	16,876	824,224
		2,076,185

China - 4.7%
Alibaba Group Holding, Ltd.	93,600	1,821,351
China Merchants Bank Co., Ltd. - Class H	103,000	691,901
China Overseas Land & Investment, Ltd.	652,500	1,113,809
Haier Smart Home Co., Ltd. - Class H	374,800	1,279,557
Weichai Power Co., Ltd. - Class H	355,000	878,649
		5,785,267

Denmark - 2.4%
Danske Bank A/S	66,553	3,060,740

Finland - 1.2%
Nokia Oyj - ADR	242,316	1,473,281

France - 11.7%
Accor S.A.	18,111	979,723
Amundi S.A. (a)	23,145	1,853,082
Arkema S.A.	21,849	1,329,736
Michelin SCA	68,252	2,229,370
Publicis Groupe S.A.	12,354	1,203,849
Rexel S.A.	74,062	2,817,898
Sanofi	22,258	2,214,927
Teleperformance SE	28,647	1,969,168
		14,597,753

Germany - 11.6%
BASF SE	51,381	2,676,932
Bayer AG	53,703	1,899,648
Continental AG	28,981	2,170,355
Daimler Truck Holding AG	71,607	3,030,259
Evonik Industries AG	96,818	1,490,787
Fresenius Medical Care AG & Co. KGaA	43,191	2,067,311
Mercedes-Benz Group AG	19,265	1,300,115
		14,635,407

Hong Kong – 1.8%
Galaxy Entertainment Group, Ltd.	438,000	2,263,795

Indonesia - 0.4%
Bank Rakyat Indonesia Persero Tbk	2,253,600	497,943

Ireland - 4.2%
Accenture PLC - Class A	3,617	904,250
Bank of Ireland Group PLC	143,527	2,658,000
Medtronic PLC	16,754	1,764,699
		5,326,949

Italy - 2.1%
Enel S.p.A.	253,650	2,621,824

Japan - 19.7%
Bridgestone Corp.	26,000	1,218,898
Daikin Industries, Ltd.	18,800	2,441,394
Fukuoka Financial Group, Inc.	26,200	806,270
Iida Group Holdings Co., Ltd.	32,000	508,050
Komatsu, Ltd.	38,121	1,249,997
Kubota Corp.	39,553	570,740
Minebea Mitsumi, Inc.	124,100	2,519,261
Murata Manufacturing Co., Ltd.	150,400	3,093,596
Olympus Corp.	176,400	2,371,499
Resona Holdings, Inc.	121,200	1,233,299
Sumitomo Mitsui Financial Group, Inc.	24,000	721,821
Suntory Beverage & Food, Ltd.	76,893	2,437,656
T&D Holdings, Inc.	11,400	247,625
Takeda Pharmaceutical Co., Ltd.	42,900	1,237,524
TDK Corp.	194,000	3,178,791
Toray Industries, Inc.	87,300	567,264
		24,403,685

Luxembourg - 2.7%
ArcelorMittal S.A.	77,270	3,333,564

Netherlands - 4.8%
ING Groep N.V.	111,878	2,901,421
Koninklijke Philips N.V.	64,140	1,805,545
Randstad N.V.	34,271	1,332,966
		6,039,932

Norway - 1.9%
Equinor ASA	102,484	2,361,018

Republic of Korea - 3.7
Samsung Electronics Co., Ltd.	55,655	3,803,303
Shinhan Financial Group Co., Ltd.	12,850	681,535
Shinhan Financial Group Co., Ltd. - ADR	3,710	200,674
		4,685,512

Spain - 0.6%
CaixaBank S.A.	64,674	721,627

Switzerland - 5.9%
Julius Baer Group, Ltd.	32,618	2,331,308
Roche Holding AG	6,961	2,664,439
UBS Group AG	62,908	2,429,842
		7,425,589

United Kingdom - 13.8%
Barclays PLC	352,841	2,009,502
GSK PLC	106,794	2,531,809
HSBC Holdings PLC	212,342	3,008,080
J Sainsbury PLC	576,174	2,457,354
Reckitt Benckiser Group PLC	39,568	3,065,046
Shell PLC	58,240	2,153,057
Standard Chartered PLC	31,128	689,550
Tesco PLC	204,097	1,216,542
		17,130,940

TOTAL COMMON STOCKS (Cost $92,095,780)		120,371,188

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds – 3.2% First American Government Obligations Fund - Class X, 4.26% (b)	4,058,255	4,058,255
TOTAL SHORT-TERM INVESTMENTS (Cost $4,058,255)		4,058,255

TOTAL INVESTMENTS - 99.6% (Cost $96,154,035)		124,429,443
Other Assets in Excess of Liabilities - 0.4%		498,139
TOTAL NET ASSETS - 100.0%		$124,927,582

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $1,853,082 or 1.5% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(c)	U.S. Traded Foreign Security.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Pzena International Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total

Common Stocks	$120,371,188	$–	$–	$120,371,188
Short-Term Investments	4,058,255	–	–	4,058,255
Total Investments	$124,429,443	$–	$–	$124,429,443